Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Principal Activities

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

17 Education & Technology Group Inc. (the "Company"), was incorporated under the laws of the Cayman Islands on October 30, 2012. The Company, its subsidiaries, the consolidated variable interest entities ("VIEs") and VIEs' subsidiaries (collectively the "Group") are primarily engaged in providing education and education technology services in the People's Republic of China ("PRC") with a focus on the Teaching and Learning SaaS offerings.

As of December 31, 2025, the Company's major subsidiaries and VIEs were as follows:

Name(1)	Later of date of establishment or acquisition	Place of establishment	Percentage of equity interest	Principal activities
Subsidiaries:
17 Technology Limited	September 27, 2021	Cayman Islands	100%	Intermediate holding company
17 Education World Limited	September 23, 2021	British Virgin Islands	100%	Intermediate holding company
17 Educational Products Limited	September 23, 2021	British Virgin Islands	100%	Intermediate holding company
17 Inspire Limited	October 13, 2021	British Virgin Islands	100%	Intermediate holding company
Sunny Education (HK) Limited	December 3, 2012	Hong Kong	100%	Intermediate holding company
17 Vision Limited	October 11, 2021	Hong Kong	100%	Intermediate holding company
17 Glory Limited	October 11, 2021	Hong Kong	100%	Intermediate holding company
17 Legend Limited	October 28, 2021	Hong Kong	100%	Intermediate holding company
Shanghai Yiqi Zuoye Information Technology Co., Ltd. ("Shanghai WFOE")	April 23, 2013	PRC	100%	Education technology services
Beijing Yiqi Education & Technology Co., Ltd. ("Beijing Yiqi Education")	July 26, 2019	PRC	100%	Education technology services
Guangzhou Qixiang Technology Co., Ltd. ("Guangzhou Qixiang")	December 21, 2021	PRC	100%	Education technology services
Guangzhou Qixuan Education & Technology Co., Ltd. ("Guangzhou Qixuan")	December 1, 2021	PRC	100%	Education technology services
Beijing Yiqi Hangfan Technology Co., Ltd. ("Beijing Yiqi Hangfan")	December 29, 2021	PRC	100%	Education technology services

Consolidated VIEs:
Shanghai Hexu Information Technology Co., Ltd. ("Shanghai Hexu")	December 03, 2012	PRC		Education technology services
Beijing Yiqi Education Information Consultation Co., Ltd. ("Beijing Yiqi Information ")	February 15, 2019	PRC		Education technology services
Beijing Qili Technology Co., Ltd. ("Beijing Qili")	October 19, 2021	PRC		Education technology services
Guangzhou Qili Technology Co., Ltd. ("Guangzhou Qili ")	March 25, 2022	PRC		Education technology services
Beijing Yiqi Education Technology Development Co., Ltd. ("Beijing Yiqi Development")	April 19, 2021	PRC		Education technology services

Consolidated VIEs' subsidiary:
Zhiyouban (Shanghai) Technology Co., Ltd. ("Zhiyouban")	March 25, 2025	PRC		Education technology services

(1)
The English names are for identification purpose only.